Note 12 - Other Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Other Liabilities Disclosure [Text Block]
12—
OTHER ACCRUED LIABILITIES

Other accrued liabilities consist of the following:

	December 31,
	2019	2018
Retirement indemnities	2,444	2,287
Provision for warranty costs	370	547
Accruals for payroll and associated taxes	738	680
Conditional government advances	1,071	1,039
Value added tax payable	557	327
Advances received from customers	-	115
Provision for Asset Retirement Obligation (Japan)	117	118
Provision for employee termination indemnities (Italy)	-	369
Provision for employee termination indemnities (Korea)	56	30
Others	323	411
Total	5,676	5,923
Less non-current portion	(3,567)	(3,800)
Current portion	2,109	2,122

We receive government conditional advances and grants for advanced research programs we conduct alone or in connection with other unrelated entities (mainly HECAM project) which are provided for and managed by French state-owned entities, and specifically “Banque Publique d’Investissement” (“Bpifrance”). We, alone or with other unrelated entities, enter into multi-year contractual arrangements for the financing of specific research programs. These arrangements consist of both grants and conditional advances which are paid in fixed instalments at predetermined contractual dates, subject generally to milestones based on progress of the research and documentation. Grants received are non-refundable. Conditional advances received are subject to a fixed
1.44%
interest rate. If and when the research program is considered a commercial success, contractual repayment is required. In addition, if we decide to stop the research program, the conditional advance may
be repayable. Grants that relate to expenses we incur for this research program are recognized in the line item “Research and Development Expenses” in the period in which the expenses subject to the grants have been incurred (see Note
20
).

Conditional advances as of
December 31, 2019
mature as follows, should the underlying Research Program advance as per contract:

2020	-
2021	6
2022	209
2023	209
2024 and thereafter	646
Total	1,071

Changes in the provision for warranty costs are as follows:

	December 31,
	2019	2018
Beginning of year	547	449
Amount used during the year	(308)	(335)
New warranty expenses	131	433
End of year	370	547
Less current portion	(260)	(356)
Long term portion	110	191